Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	RM (90,272,715)	$ (22,125,665)	RM (72,104,372)	RM (65,509,477)
Adjustments for:
Amortization of intangible assets	15,632,733	3,831,552	18,931,458	27,871,638
Depreciation of:
- property, plant and equipment	26,264,097	6,437,279	28,308,000	28,310,019
- right-of-use asset	125,582	30,780	124,572	124,572
Impairment loss on deposits	5,704	1,398	4,000,000
Impairment loss on goodwill	22,150,110	5,428,949	7,734,427
Impairment loss on intangible assets	15,666,760	3,839,892	8,044,989
Impairment loss on property, plant and equipment	10,018,141	2,455,427	6,962,010
Intangible assets written-off			290,004
Interest expense of lease liabilities	8,805	2,158	4,055	10,307
Interest income	(784,779)	(192,348)	(957,249)	(1,607,963)
(Gain)/loss on disposal of subsidiaries	(4,439)	(1,088)		305,818
Property, plant and equipment written off			15,864
Reversal of impairment of trade receivables			(94,000)
Unrealized exchange (gain)/loss	(69,473)	(17,028)	(84,704)	2,198
Waiver of debts granted			46,035
Waiver of debts received			(50,598)
Operating (loss)/profit before changes in working capital	(1,259,474)	(308,694)	1,170,491	(10,492,888)
Changes in working capital:
Trade receivables	41,820,000	10,250,000	(13,880,000)	76,237,409
Other receivables, deposit and prepayments	(41,274,934)	(10,116,405)	5,340,814	(4,209,815)
Trade payables	(9,220,900)	(2,260,025)	8,920,900	(6,184,641)
Other payables and accruals	(29,229)	(7,164)	(715,529)	(108,790)
Contract liabilities	8,552,000	2,096,078
Cash (used in)/generated from operations	(1,412,537)	(346,210)	836,676	55,241,275
Income tax paid	(16,042)	(3,932)	(51,183)	(154,572)
Net cash (used in)/generated from operating activities	(1,428,579)	(350,142)	785,493	55,086,703
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of subsidiaries, net of cash acquired			105,619	(49,000)
Acquisition of property, plant and equipment				(30,000,000)
Interest received	784,779	192,348	957,249	1,607,963
Proceed from disposal of subsidiaries, net of cash proceeds	(1,086)	(266)		(213,503)
Net cash (used in)/generated from investing activities	783,693	192,082	1,062,868	(28,654,540)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment to related companies				(27,900,000)
Repayment of non-convertible redeemable preference shares contributed by non-controlling interests of subsidiaries				(1,000)
Payment of lease liability	(132,000)	(32,353)	(132,000)	(132,000)
Repayment to holding company				(21,500,000)
Net cash used in financing activities	(132,000)	(32,353)	(132,000)	(49,533,000)
Net (decrease)/increase in cash and cash equivalents	(776,886)	(190,413)	1,716,361	(23,100,837)
Effect of exchange rate changes	(641,164)	(157,148)	(2,440,668)	278,449
Cash and cash equivalents at beginning of the year	32,636,917	7,999,244	33,361,224	56,183,612
Cash and cash equivalents at end of the year	RM 31,218,867	$ 7,651,683	RM 32,636,917	RM 33,361,224